Schedule of Stock Options Valuation - December 12, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 1	70.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 2	1.8
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 3	0.25%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 4	$ 0